Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Related Party Transaction [Line Items]
LNG revenues—affiliate	$ 503	$ 331
Other revenues—affiliate	0	1
Operating and maintenance expense—affiliate	26	18
General and administrative expense—affiliate	18	22
Cheniere Marketing SPA and Cheniere Marketing Master SPA [Member]
Related Party Transaction [Line Items]
LNG revenues—affiliate	503	331
Terminal Marine Services Agreement [Member]
Related Party Transaction [Line Items]
Other revenues—affiliate	0	1
Service Agreements [Member]
Related Party Transaction [Line Items]
Operating and maintenance expense—affiliate	26	18
General and administrative expense—affiliate	$ 18	$ 22